Schedule of Investments - Virtus LifeSci Biotech Products ETF

July 31, 2021 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 98.0%
Health Care - 98.0%
ACADIA Pharmaceuticals, Inc.*	18,691	$404,286
Acceleron Pharma, Inc.*	3,886	485,983
ADC Therapeutics SA (Switzerland)*	21,968	462,207
Agios Pharmaceuticals, Inc.*(1)	8,741	420,355
Alnylam Pharmaceuticals, Inc.*	3,057	547,020
Amgen, Inc.	2,108	509,166
Amicus Therapeutics, Inc.*	47,512	441,386
Apellis Pharmaceuticals, Inc.*	7,852	502,449
BeiGene Ltd. (China)*(2)	1,479	468,237
BioCryst Pharmaceuticals, Inc.*(1)	31,279	504,217
Biogen, Inc.*	1,259	411,353
Biohaven Pharmaceutical Holding Co., Ltd.*	5,075	639,501
BioMarin Pharmaceutical, Inc.*	6,174	473,731
BioNTech SE (Germany)*(2)	2,308	757,832
Bluebird Bio, Inc.*	15,185	385,851
Blueprint Medicines Corp.*	5,904	518,784
Deciphera Pharmaceuticals, Inc.*	14,126	430,702
Enanta Pharmaceuticals, Inc.*	10,689	451,610
Epizyme, Inc.*(1)	57,812	383,294
Esperion Therapeutics, Inc.*(1)	19,790	304,568
Exelixis, Inc.*	22,378	377,069
Gilead Sciences, Inc.	7,472	510,263
Global Blood Therapeutics, Inc.*	12,647	345,643
Halozyme Therapeutics, Inc.*	11,748	485,545
Harmony Biosciences Holdings, Inc.*(1)	15,914	416,310
Incyte Corp.*	6,164	476,785
Insmed, Inc.*	16,993	418,028
Intercept Pharmaceuticals, Inc.*(1)	23,816	411,540
Intra-Cellular Therapies, Inc.*(1)	11,918	409,145
Ionis Pharmaceuticals, Inc.*	13,476	500,499
Ironwood Pharmaceuticals, Inc.*(1)	45,314	601,317
Karyopharm Therapeutics, Inc.*(1)	49,400	411,502
Kiniksa Pharmaceuticals Ltd. Class A*	33,416	512,267
Ligand Pharmaceuticals, Inc.*	4,136	469,477
Moderna, Inc.*	2,458	869,149
Nektar Therapeutics*	28,801	454,768
Neurocrine Biosciences, Inc.*	5,115	476,769
Omeros Corp.*(1)	32,777	475,266
PTC Therapeutics, Inc.*	11,598	444,551
Radius Health, Inc.*	27,143	410,674
Regeneron Pharmaceuticals, Inc.*	959	551,051
Rigel Pharmaceuticals, Inc.*(1)	116,543	466,172
Sage Therapeutics, Inc.*	6,993	305,804
Sarepta Therapeutics, Inc.*(1)	5,914	400,851
Seagen, Inc.*	3,257	499,591
Theravance Biopharma, Inc.*(1)	27,173	352,706
Travere Therapeutics, Inc.*	32,897	452,334
Ultragenyx Pharmaceutical, Inc.*	4,955	395,558
United Therapeutics Corp.*	2,837	516,135
Vanda Pharmaceuticals, Inc.*(1)	26,383	430,307
Vertex Pharmaceuticals, Inc.*	2,617	527,535
Y-mAbs Therapeutics, Inc.*	14,006	463,599
Zai Lab Ltd. (China)*(1)(2)	2,997	433,396
Total Health Care		24,774,138
Total Common Stocks
(Cost $27,945,801)		24,774,138
Security Description	Shares	Value
SECURITIES LENDING COLLATERAL - 3.3%
Money Market Fund - 3.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(3)(4)
(Cost $836,770)	836,770	$836,770
TOTAL INVESTMENTS - 101.3%
(Cost $28,782,571)		25,610,908
Liabilities in Excess of Other Assets - (1.3)%		(318,667)
Net Assets - 100.0%		$25,292,241

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $4,966,889; total market value of collateral held by the Fund was $5,156,734. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $4,319,964.
(2)	American Depositary Receipts.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	The rate shown reflects the seven-day yield as of July 31, 2021.

Schedule of Investments - Virtus LifeSci Biotech Products ETF (continued)

July 31, 2021 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$24,774,138	$–	$–	$24,774,138
Money Market Fund	836,770	–	–	836,770
Total	$25,610,908	$–	$–	$25,610,908